Deconsolidation of Ding Xin (Details) - Schedule of controlling financial interest in subsidiary or group of assets - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Schedule of controlling financial interest in subsidiary or group of assets [Abstract]
Consideration		$ 15,326
Less: carrying amount of Ding Xin’s net assets		1,782,340
Loss from deconsolidation		(1,767,014)
Other comprehensive loss	$ 2,494	(190,396)
Non-controlling interest		4,162
Net loss from deconsolidation of subsidiaries		$ (1,953,248)